Expense Example - (Allspring Taxable Fixed Income Funds)	Aug. 31, 2025 USD ($)
(Allspring Core Plus Bond Fund) | Class A
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 515
Expense Example, with Redemption, 3 Years	679
Expense Example, with Redemption, 5 Years	858
Expense Example, with Redemption, 10 Years	1,373
(Allspring Core Plus Bond Fund) | Class C
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	245
Expense Example, with Redemption, 3 Years	475
Expense Example, with Redemption, 5 Years	828
Expense Example, with Redemption, 10 Years	1,824
(Allspring Core Plus Bond Fund) | Class R6
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	31
Expense Example, with Redemption, 3 Years	123
Expense Example, with Redemption, 5 Years	223
Expense Example, with Redemption, 10 Years	518
(Allspring Core Plus Bond Fund) | Administrator Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	61
Expense Example, with Redemption, 3 Years	222
Expense Example, with Redemption, 5 Years	398
Expense Example, with Redemption, 10 Years	905
(Allspring Core Plus Bond Fund) | Institutional Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	36
Expense Example, with Redemption, 3 Years	139
Expense Example, with Redemption, 5 Years	251
Expense Example, with Redemption, 10 Years	580
(Allspring Government Securities Fund) | Class A
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	532
Expense Example, with Redemption, 3 Years	724
Expense Example, with Redemption, 5 Years	933
Expense Example, with Redemption, 10 Years	1,534
(Allspring Government Securities Fund) | Institutional Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	49
Expense Example, with Redemption, 3 Years	182
Expense Example, with Redemption, 5 Years	327
Expense Example, with Redemption, 10 Years	750
(Allspring High Yield Bond Fund) | Class A
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	540
Expense Example, with Redemption, 3 Years	757
Expense Example, with Redemption, 5 Years	991
Expense Example, with Redemption, 10 Years	1,664
(Allspring High Yield Bond Fund) | Institutional Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	54
Expense Example, with Redemption, 3 Years	213
Expense Example, with Redemption, 5 Years	386
Expense Example, with Redemption, 10 Years	888
(Allspring Short Duration Government Bond Fund) | Class A
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	277
Expense Example, with Redemption, 3 Years	462
Expense Example, with Redemption, 5 Years	663
Expense Example, with Redemption, 10 Years	1,242
(Allspring Short Duration Government Bond Fund) | Class R6
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	38
Expense Example, with Redemption, 3 Years	147
Expense Example, with Redemption, 5 Years	267
Expense Example, with Redemption, 10 Years	616
(Allspring Short Duration Government Bond Fund) | Institutional Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	43
Expense Example, with Redemption, 3 Years	163
Expense Example, with Redemption, 5 Years	294
Expense Example, with Redemption, 10 Years	677
(Allspring Short-Term Bond Plus Fund) | Class A
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	262
Expense Example, with Redemption, 3 Years	433
Expense Example, with Redemption, 5 Years	618
Expense Example, with Redemption, 10 Years	1,164
(Allspring Short-Term Bond Plus Fund) | Class R6
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	26
Expense Example, with Redemption, 3 Years	120
Expense Example, with Redemption, 5 Years	223
Expense Example, with Redemption, 10 Years	536
(Allspring Short-Term Bond Plus Fund) | Institutional Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	31
Expense Example, with Redemption, 3 Years	136
Expense Example, with Redemption, 5 Years	251
Expense Example, with Redemption, 10 Years	598
(Allspring Short-Term High Income Fund) | Class A
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	381
Expense Example, with Redemption, 3 Years	571
Expense Example, with Redemption, 5 Years	776
Expense Example, with Redemption, 10 Years	1,367
(Allspring Short-Term High Income Fund) | Class C
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	260
Expense Example, with Redemption, 3 Years	513
Expense Example, with Redemption, 5 Years	889
Expense Example, with Redemption, 10 Years	1,948
(Allspring Short-Term High Income Fund) | Institutional Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	52
Expense Example, with Redemption, 3 Years	179
Expense Example, with Redemption, 5 Years	317
Expense Example, with Redemption, 10 Years	719
(Allspring Ultra Short-Term Income Fund) | Class A
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	251
Expense Example, with Redemption, 3 Years	396
Expense Example, with Redemption, 5 Years	555
Expense Example, with Redemption, 10 Years	1,025
(Allspring Ultra Short-Term Income Fund) | Class A2
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	42
Expense Example, with Redemption, 3 Years	169
Expense Example, with Redemption, 5 Years	307
Expense Example, with Redemption, 10 Years	721
(Allspring Ultra Short-Term Income Fund) | Institutional Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	27
Expense Example, with Redemption, 3 Years	106
Expense Example, with Redemption, 5 Years	192
Expense Example, with Redemption, 10 Years	$ 457